SHARE-BASED COMPENSATION - Share options activity (Details) - Outstanding weighted average share options	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) ¥ / shares $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) ¥ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) ¥ / shares shares	Mar. 31, 2022 ¥ / shares
Number of shares
Outstanding at beginning of the period (in shares) | shares	35,342,046	35,342,046	25,754,673	25,754,673	32,330,838	32,330,838			55,195,000	55,195,000
Granted (in shares) | shares	2,175,300	2,175,300	1,266,357	1,266,357	6,700,665	6,700,665			4,247,500	4,247,500
Forfeited (in shares) | shares	(5,186,508)	(5,186,508)	(1,681,323)	(1,681,323)	(9,794,727)	(9,794,727)			(11,454,468)	(11,454,468)
Exercised (in shares) | shares			(6,826,300)	(6,826,300)	(3,482,103)	(3,482,103)			(6,772,504)	(6,772,504)
Modified (in shares) | shares									5,873,482	5,873,482
Outstanding at end of the period (in shares) | shares	32,330,838	32,330,838	18,513,407	18,513,407	25,754,673	25,754,673	32,330,838	32,330,838	35,342,046	35,342,046	55,195,000	55,195,000
Number of shares vested and expected (in shares) | shares			18,513,407	18,513,407
Number of shares exercisable (in shares) | shares			17,375,277	17,375,277
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share) | $ / shares	$ 1.81		$ 1.79		$ 1.79				$ 1.85
Granted (in dollars per share) | $ / shares	0.03		0.01		0.01				1.36
Forfeited (in dollars per share) | $ / shares	1.14		1.34		1.17				2.36
Exercised (in dollars per share) | $ / shares			0.36		0.08				0.03
Modified (in dollars per share) | $ / shares									2.82
Outstanding at end of the period (in dollars per share) | $ / shares	$ 1.79		0.75		$ 1.79		$ 1.79		$ 1.81		$ 1.85
Weighted-average exercise price vested and expected (in dollars per share) | $ / shares			0.75	$ 0.75
Weighted-average exercise price exercisable (in dollars per shares) | $ / shares			$ 0.56	$ 0.56
Weighted average remaining contractual term (years)
Weighted average remaining contractual term (in years)			6 years 3 days	6 years 3 days	6 years 2 months 4 days	6 years 2 months 4 days	6 years 9 months 21 days	6 years 9 months 21 days	8 years 3 months 29 days	8 years 3 months 29 days	7 years 8 months 26 days	7 years 8 months 26 days
Weighted average remaining contractual term vested and expected (in years)			6 years 3 days	6 years 3 days
Weighted average remaining contractual term exercisable (in years)			5 years 11 months 4 days	5 years 11 months 4 days
Aggregate intrinsic value
Aggregate intrinsic value | $	$ 25,530,990	$ 25,530,990	$ 2,405,170	$ 2,405,170	$ 3,974,570	$ 3,974,570	$ 25,530,990	$ 25,530,990	$ 31,391,170	$ 31,391,170	$ 27,773,180	$ 27,773,180
Aggregate intrinsic value vested and expected | $			2,405,170	2,405,170
Aggregate intrinsic value exercisable | $			$ 2,282,780	$ 2,282,780
Weighted average fair value
Outstanding at beginning of the period (in dollars per share) | ¥ / shares		$ 1.72		$ 1.20		$ 1.58				$ 2.03
Granted (in dollars per share) | ¥ / shares		0.49		0.57		0.39				0.02
Forfeited (in dollars per share) | ¥ / shares		2.09		2.58		2.13				2.65
Exercised (in dollars per share) | ¥ / shares				0.67		0.59				0.54
Modified (in dollars per share) | ¥ / shares										2.95
Outstanding at end of the period (in dollars per share) | ¥ / shares		$ 1.58		$ 1.23		$ 1.20		$ 1.58		$ 1.72		$ 2.03
Weighted average fair value of options vested and expected to vest(in dollars per shares) | ¥ / shares													¥ 1.23
Weighted average fair value of options exercisable (in dollars per shares) | ¥ / shares													¥ 1.26